Loans and Allowance for Loan Losses, Non-accrual Loans, by Loan Class (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Non accrual loans by loan class [Abstract]
Total non-accrual loans	$ 24,339	$ 25,018
Restructured real estate mortgages - 1 to 4 family	38	42
Total nonperforming loans	24,377	25,060
Other real estate owned	2,700	3,500
New York and Other States [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	21,950	23,089
Restructured real estate mortgages - 1 to 4 family	38	42
Total nonperforming loans	21,988	23,131
Florida [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	2,389	1,929
Restructured real estate mortgages - 1 to 4 family	0	0
Total nonperforming loans	2,389	1,929
Residential Real Estate [Member]
Non accrual loans by loan class [Abstract]
Non accrual residential mortgage loans in the process of foreclosure	12,600	12,500
Commercial [Member] | Commercial Real Estate [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	1,443	1,843
Commercial [Member] | Commercial Real Estate [Member] | New York and Other States [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	1,443	1,843
Commercial [Member] | Commercial Real Estate [Member] | Florida [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	0	0
Commercial [Member] | Other [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	100	0
Commercial [Member] | Other [Member] | New York and Other States [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	100	0
Commercial [Member] | Other [Member] | Florida [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	0	0
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	18,913	19,386
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | New York and Other States [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	16,654	17,727
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Florida [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	2,259	1,659
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	93	95
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | New York and Other States [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	93	95
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Florida [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	0	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	3,733	3,646
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | New York and Other States [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	3,603	3,376
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Florida [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	130	270
Installment [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	57	48
Installment [Member] | New York and Other States [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	57	48
Installment [Member] | Florida [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	$ 0	$ 0